AMG Veritas China Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2025
	Shares	Value
Common Stocks - 97.0%
Communication Services - 22.3%
China Tower Corp., Ltd., Class H (China)[1]	3,380,000	$486,864
NetEase, Inc. (China)	83,900	1,724,581
Tencent Holdings, Ltd. (China)	125,600	6,608,472

Total Communication Services		8,819,917
Consumer Discretionary - 29.2%
Alibaba Group Holding, Ltd. (China)	334,900	4,108,046
BYD Co., Ltd., Class A (China)	39,700	1,507,127
JD.com, Inc., ADR (China)	16,046	653,393
Meituan, Class B (China)*,1	80,200	1,526,411
MGM China Holdings, Ltd. (Macau)	520,400	733,028
Midea Group Co., Ltd. (China)*	47,600	462,765
PDD Holdings, Inc., ADR (China)*	15,772	1,765,044
TAL Education Group, ADR (China)*	28,586	349,607
Trip.com Group, Ltd., ADR (China)*	5,865	411,547

Total Consumer Discretionary		11,516,968
Consumer Staples - 5.4%
Luzhou Laojiao Co., Ltd., Class A (China)	48,000	768,621
Tsingtao Brewery Co., Ltd., Class H (China)	156,000	958,123
Weilong Delicious Global Holdings, Ltd. (China)	423,600	397,513

Total Consumer Staples		2,124,257
Financials - 8.1%
AIA Group, Ltd. (Hong Kong)	119,300	838,696
China Merchants Bank Co., Ltd., Class H (China)	221,500	1,218,269
East Money Information Co., Ltd., Class A (China)	108,800	345,246
Futu Holdings, Ltd., ADR (Hong Kong)	8,123	785,088

Total Financials		3,187,299
Health Care - 3.2%
CSPC Pharmaceutical Group, Ltd. (China)	762,000	439,276
Innovent Biologics, Inc. (China)*,1	65,500	278,739
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A (China)	17,400	559,595

Total Health Care		1,277,610
Industrials - 12.5%
Centre Testing International Group Co., Ltd., Class A (China)	240,700	411,344
Contemporary Amperex Technology Co., Ltd., Class A (China)	49,080	1,749,918
DiDi Global, Inc., ADR (China)*	94,651	440,127
	Shares	Value

Full Truck Alliance Co., Ltd., Sponsored ADR (China)	48,555	$546,730
NARI Technology Co., Ltd., Class A (China)	562,871	1,793,380

Total Industrials		4,941,499
Information Technology - 10.1%
Foxconn Industrial Internet Co., Ltd., Class A (China)	297,900	884,235
Luxshare Precision Industry Co., Ltd., Class A (China)	72,900	406,256
NAURA Technology Group Co., Ltd., Class A (China)	10,700	558,209
Range Intelligent Computing Technology Group Co., Ltd., Class A (China)	52,900	437,671
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	16,000	533,970
Xiaomi Corp., Class B (China)*,1	134,600	674,623
Zhongji Innolight Co., Ltd., Class A (China)	30,700	486,183

Total Information Technology		3,981,147
Materials - 2.4%
Zijin Mining Group Co., Ltd., Class H (China)	510,000	964,123
Real Estate - 2.4%
KE Holdings, Inc., ADR (China)	19,777	344,713
Onewo, Inc., Class H (China)	205,900	583,576

Total Real Estate		928,289
Utilities - 1.4%
ENN Energy Holdings, Ltd. (China)	83,800	570,431

Total Common Stocks (Cost $38,078,924)		38,311,540
Short-Term Investments - 3.2%
Other Investment Companies - 3.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.26%[2]	506,818	506,818
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.33%[2]	760,228	760,228

Total Short-Term Investments (Cost $1,267,046)		1,267,046
Total Investments - 100.2% (Cost $39,345,970)		39,578,586
Other Assets, less Liabilities - (0.2)%		(92,907)
Net Assets - 100.0%		$39,485,679

AMG Veritas China Fund
Schedule of Portfolio Investments (continued)
*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the value of these securities amounted to $2,966,637 or 7.5% of net assets.
[2]	Yield shown represents the January 31, 2025, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2025:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$3,179,591	$8,337,377	—	$11,516,968
Communication Services	—	8,819,917	—	8,819,917
Industrials	986,857	3,954,642	—	4,941,499
Information Technology	—	3,981,147	—	3,981,147
Financials	785,088	2,402,211	—	3,187,299
Consumer Staples	—	2,124,257	—	2,124,257
Health Care	—	1,277,610	—	1,277,610
Materials	—	964,123	—	964,123
Real Estate	344,713	583,576	—	928,289
Utilities	—	570,431	—	570,431
Short-Term Investments
Other Investment Companies	1,267,046	—	—	1,267,046
Total Investments in Securities	$6,563,295	$33,015,291	—	$39,578,586

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended January 31, 2025, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at January 31, 2025, was as follows:
Country	% of Long-Term Investments
China	92.5
Hong Kong	4.2
Macau	1.9
Taiwan	1.4
100.0
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.